Litigation	12 Months Ended
Dec. 31, 2016
Litigation
39 Litigation
The Group is involved in a number of judicial, regulatory and arbitration proceedings concerning matters arising in connection with the conduct of its businesses, including those disclosed below. Some of these proceedings have been brought on behalf of various classes of claimants and seek damages of material and/or indeterminate amounts.
The Group accrues loss contingency litigation provisions and takes a charge to income in connection with certain proceedings when losses, additional losses or ranges of loss are probable and reasonably estimable. The Group also accrues litigation provisions for the estimated fees and expenses of external lawyers and other service providers in relation to such proceedings, including in cases for which it has not accrued a loss contingency provision. The Group accrues these fee and expense litigation provisions and takes a charge to income in connection therewith when such fees and expenses are probable and reasonably estimable. The Group reviews its legal proceedings each quarter to determine the adequacy of its litigation provisions and may increase or release provisions based on management’s judgment and the advice of counsel. The establishment of additional provisions or releases of litigation provisions may be necessary in the future as developments in such proceedings warrant.
The specific matters described below include (a) proceedings where the Group has accrued a loss contingency provision, given that it is probable that a loss may be incurred and such loss is reasonably estimable; and (b) proceedings where the Group has not accrued such a loss contingency provision for various reasons, including, but not limited to, the fact that any related losses are not reasonably estimable. The description of certain of the matters below includes a statement that the Group has established a loss contingency provision and discloses the amount of such provision; for the other matters no such statement is made. With respect to the matters for which no such statement is made, either (a) the Group has not established a loss contingency provision, in which case the matter is treated as a contingent liability under the applicable accounting standard, or (b) the Group has established such a provision but believes that disclosure of that fact would violate confidentiality obligations to which the Group is subject or otherwise compromise attorney-client privilege, work product protection or other protections against disclosure or compromise the Group’s management of the matter. The future outflow of funds in respect of any matter for which the Group has accrued loss contingency provisions cannot be determined with certainty based on currently available information, and accordingly may ultimately prove to be substantially greater (or may be less) than the provision that is reflected on the Group’s balance sheet.
It is inherently difficult to determine whether a loss is probable or even reasonably possible or to estimate the amount of any loss or loss range for many of the Group’s legal proceedings. Estimates, by their nature, are based on judgment and currently available information and involve a variety of factors, including, but not limited to, the type and nature of the proceeding, the progress of the matter, the advice of counsel, the Group’s defenses and its experience in similar matters, as well as its assessment of matters, including settlements, involving other defendants in similar or related cases or proceedings. Factual and legal determinations, many of which are complex, must be made before a loss, additional losses or ranges of loss can be reasonably estimated for any proceeding.
Most matters pending against the Group seek damages of an indeterminate amount. While certain matters specify the damages claimed, such claimed amount may not represent the Group’s reasonably possible losses. For certain of the proceedings discussed below the Group has disclosed the amount of damages claimed and certain other quantifiable information that is publicly available.
The following table presents a roll forward of the Group’s aggregate litigation provisions.
Litigation provisions
2016
CHF million
Balance at beginning of period	1,605
Increase in litigation accruals	3,090
Decrease in litigation accruals	(104)
Decrease for settlements and other cash payments	(791)
Foreign exchange translation	39
Balance at end of period	3,839
The Group’s aggregate litigation provisions include estimates of losses, additional losses or ranges of loss for proceedings for which such losses are probable and can be reasonably estimated. The Group does not believe that it can estimate an aggregate range of reasonably possible losses for certain of its proceedings because of their complexity, the novelty of some of the claims, the early stage of the proceedings, the limited amount of discovery that has occurred and/or other factors. The Group’s estimate of the aggregate range of reasonably possible losses that are not covered by existing provisions for the proceedings discussed below for which the Group believes an estimate is possible is zero to CHF 1.1 billion.
After taking into account its litigation provisions, the Group believes, based on currently available information and advice of counsel, that the results of its legal proceedings, in the aggregate, will not have a material adverse effect on the Group’s financial condition. However, in light of the inherent uncertainties of such proceedings, including those brought by regulators or other governmental authorities, the ultimate cost to the Group of resolving such proceedings may exceed current litigation provisions and any excess may be material to its operating results for any particular period, depending, in part, upon the operating results for such period.
Enron-related litigation
Two Enron-related actions remain pending against Credit Suisse Securities (USA) LLC (CSS LLC) and certain of its affiliates, one in the US District Court for the Southern District of Texas and one in the US District Court for the Southern District of New York (SDNY). In these actions, plaintiffs assert they relied on Enron’s financial statements, and seek to hold the defendants responsible for any inaccuracies in Enron’s financial statements. In Connecticut Resources Recovery Authority v. Lay, et al., the plaintiff seeks to recover from multiple defendants, pursuant to the Connecticut Unfair Trade Practices Act and Connecticut state common law, approximately USD 130 million to USD 180 million in losses it allegedly suffered in a business transaction it entered into with Enron. A motion to dismiss is pending. In Silvercreek Management Inc. v. Citigroup, Inc., et al., the plaintiff seeks to assert federal and state law claims relating to its alleged USD 280 million in losses relating to its Enron investments. On November 9, 2015, the plaintiff moved for the court to suggest to the Judicial Panel on Multidistrict Litigation (JPML) that the JPML remand the case to the SDNY. On June 2, 2016, the JPML entered an order granting plaintiffs’ motion to remand the Silvercreek Management Inc. v. Citigroup, Inc., et al. case to the SDNY for further proceedings. Credit Suisse and the other defendants have filed a renewed motion to dismiss, which is pending.
Mortgage-related matters
Government and regulatory related matters
Various financial institutions, including CSS LLC and certain of its affiliates, have received requests for information from, and/or have been defending civil actions by, certain regulators and/or government entities, including the US Department of Justice (DOJ) and other members of the Residential Mortgage-Backed Securities (RMBS) Working Group of the US Financial Fraud Enforcement Task Force, regarding the origination, purchase, securitization, servicing and trading of subprime and non-subprime residential and commercial mortgages and related issues. CSS LLC and its affiliates are cooperating with such requests for information.
DOJ RMBS Settlement
On January 18, 2017, CSS LLC and its current and former US subsidiaries and US affiliates reached a settlement with the DOJ related to its legacy RMBS business, a business conducted through 2007. The settlement resolved potential civil claims by the DOJ related to Credit Suisse’s packaging, marketing, structuring, arrangement, underwriting, issuance and sale of RMBS. The settlement required the above mentioned entities to pay a USD 2.48 billion civil monetary penalty and, within five years of the settlement, to provide USD 2.80 billion in consumer relief. The civil monetary penalty under the terms of the settlement was paid to the DOJ in January 2017. The consumer relief measures include affordable housing payments and loan forgiveness. The DOJ and Credit Suisse agreed to the appointment of an independent monitor to oversee the completion of the consumer relief requirements of the settlement. As previously disclosed, Credit Suisse recorded a litigation provision of USD 2 billion in the fourth quarter of 2016 in addition to its existing provisions of USD 550 million recorded for this matter in prior periods.
NYAG and NJAG litigation
Following an investigation, on November 20, 2012, the New York Attorney General (NYAG), on behalf of the State of New York, filed a civil action in the Supreme Court for the State of New York, New York County (SCNY) against CSS LLC and affiliated entities in their roles as issuer, sponsor, depositor and/or underwriter of RMBS transactions prior to 2008. The action, which references 64 RMBS issued, sponsored, deposited and underwritten by CSS LLC and its affiliates in 2006 and 2007, alleges that CSS LLC and its affiliates misled investors regarding the due diligence and quality control performed on the mortgage loans underlying the RMBS at issue, and seeks an unspecified amount of damages. On December 18, 2013, the New Jersey Attorney General, on behalf of the State of New Jersey (NJAG), filed a civil action in the Superior Court of New Jersey, Chancery Division, Mercer County (SCNJ), against CSS LLC and affiliated entities in their roles as issuer, sponsor, depositor and/or underwriter of RMBS transactions prior to 2008. The action, which references 13 RMBS issued, sponsored, deposited and underwritten by CSS LLC and its affiliates in 2006 and 2007, alleges that CSS LLC and its affiliates misled investors and engaged in fraud or deceit in connection with the offer and sale of RMBS, and seeks an unspecified amount of damages. On August 21, 2014, the SCNJ dismissed without prejudice the action brought against CSS LLC and its affiliates by the NJAG. On September 4, 2014, the NJAG filed an amended complaint against CSS LLC and its affiliates, asserting additional allegations but not expanding the number of claims or RMBS referenced in the original complaint. Both actions are at early procedural points.
Civil litigation
CSS LLC and/or certain of its affiliates have also been named as defendants in various civil litigation matters related to their roles as issuer, sponsor, depositor, underwriter and/or servicer of RMBS transactions. These cases include or have included class action lawsuits, actions by individual investors in RMBS, actions by monoline insurance companies that guaranteed payments of principal and interest for certain RMBS, and repurchase actions by RMBS trusts, trustees and/or investors. Although the allegations vary by lawsuit, plaintiffs in the class actions and individual investor actions have generally alleged that the offering documents of securities issued by various RMBS securitization trusts contained material misrepresentations and omissions, including statements regarding the underwriting standards pursuant to which the underlying mortgage loans were issued; monoline insurers allege that loans that collateralize RMBS they insured breached representations and warranties made with respect to the loans at the time of securitization and that they were fraudulently induced to enter into the transactions; and repurchase action plaintiffs generally allege breached representations and warranties in respect of mortgage loans and failure to repurchase such mortgage loans as required under the applicable agreements. The amounts disclosed below do not reflect actual realized plaintiff losses to date or anticipated future litigation exposure. Rather, unless otherwise stated, these amounts reflect the original unpaid principal balance amounts as alleged in these actions and do not include any reduction in principal amounts since issuance. Further, unless otherwise stated, amounts attributable to an “operative pleading” for the individual investor actions are not altered for settlements, dismissals or other occurrences, if any, that may have caused the amounts to change subsequent to the operative pleading. In addition to the mortgage-related actions discussed below, a number of other entities have threatened to assert claims against CSS LLC and/or its affiliates in connection with various RMBS issuances, and CSS LLC and/or its affiliates have entered into agreements with some of those entities to toll the relevant statutes of limitations.
Class action litigations
CSS LLC and certain affiliates and employees were defendants in a class action lawsuit in the SDNY, New Jersey Carpenters Health Fund v. Home Equity Mortgage Trust 2006-5, relating to two RMBS offerings, totaling approximately USD 1.6 billion, sponsored and underwritten by the Credit Suisse defendants. On May 10, 2016, the SDNY granted its final approval of a USD 110 million settlement and entered a final judgment and order of dismissal with prejudice in respect of this matter.
Individual investor actions
CSS LLC and, in some instances, its affiliates, as an RMBS issuer, underwriter and/or other participant, and in some instances its employees, along with other defendants, have been named as defendants in: (i) one action brought by the Federal Deposit Insurance Corporation (FDIC), as receiver for Citizens National Bank and Strategic Capital Bank in the SDNY, in which claims against CSS LLC and its affiliates relate to approximately USD 28 million of the RMBS at issue (approximately 20% of the USD 141 million at issue against all defendants in the operative pleading); such claims were dismissed in their entirety on March 24, 2015 by an SDNY order, which was appealed on April 7, 2015 by the FDIC; on January 18, 2017, the US Court of Appeals for the Second Circuit (Second Circuit) reversed the SDNY’s ruling, reinstating all previously-dismissed claims brought by the FDIC as receiver for Citizens National Bank and Strategic Capital Bank in the SDNY against CSS LLC and its affiliates; (ii) two actions brought by the FDIC, as receiver for Colonial Bank: one action which, following the United States Supreme Court’s denial of defendants’ petition for writ of certiorari on January 9, 2017, will resume in the SDNY, in which claims against CSS LLC relate to approximately USD 92 million of the RMBS at issue (approximately 23% of the USD 394 million at issue against all defendants in the operative pleading); and one action in the Circuit Court of Montgomery County, Alabama, in which claims against CSS LLC and its affiliates relate to approximately USD 153 million of the RMBS at issue (approximately 49% of the USD 311 million at issue against all defendants in the operative pleading); on February 14, 2017, the Circuit Court of Montgomery County dismissed with prejudice claims pertaining to one RMBS offering on which CSS LLC and its affiliates were sued, reducing the RMBS at issue for CSS LLC and its affiliates from approximately USD 153 million to approximately USD 139 million (approximately 45% of the USD 311 million at issue against all defendants in the operative pleading); (iii) one action brought by the Federal Home Loan Banks of Seattle (FHLB Seattle) in Washington state court, in which claims against CSS LLC and its affiliates relate to approximately USD 249 million; on May 4, 2016, the Washington state court presiding in the action granted CSS LLC and its affiliates’ motion for partial summary judgment, dismissing with prejudice all claims related to certain RMBS, thus reducing the RMBS at issue against CSS LLC and its affiliates from approximately USD 249 million to approximately USD 104 million; on August 9, 2016, a stipulation of voluntary dismissal with prejudice was filed with the Washington state court, which was entered by the court on August 10, 2016, dismissing the action brought by the FHLB Seattle against CSS LLC and its affiliates; on August 30, 2016, FHLB Seattle appealed the Washington state court’s August 10, 2016 final judgment and order of dismissal, seeking reversal of the court’s May 4, 2016 order; the appeal is pending; (iv) one action brought by the Federal Home Loan Bank of Boston in the US District Court for the District of Massachusetts, in which claims against CSS LLC and its affiliates relate to approximately USD 333 million, reduced from USD 373 million following the October 27, 2015 stipulation of voluntary dismissal with prejudice of claims pertaining to certain RMBS offerings on which CSS LLC and its affiliates were sued (approximately 6% of the USD 5.7 billion at issue against all defendants in the operative pleading); on February 6, 2017, the Federal Home Loan Bank of Boston’s claims were remanded to the Suffolk County Superior Court; (v) two actions by Massachusetts Mutual Life Insurance Company in the US District Court for the District of Massachusetts, in which claims against CSS LLC and its employees relate to approximately USD 107 million of the RMBS at issue (approximately 97% of the USD 110 million at issue against all defendants in the operative pleadings) and for which a trial is scheduled to begin in July 2017; (vi) one action brought by Watertown Savings Bank in the SCNY, in which claims against CSS LLC and its affiliates relate to an unstated amount of the RMBS at issue; and (vii) one action brought by the Tennessee Consolidated Retirement System in Tennessee state court in which claims against CSS LLC relate to approximately USD 24 million of RMBS at issue against CSS LLC (approximately 4% of the USD 644 million at issue against all defendants in the operative pleading).
CSS LLC and certain of its affiliates and/or employees are the only defendants named in: (i) one action brought by CMFG Life Insurance Company and affiliated entities in the US District Court for the Western District of Wisconsin, in which claims against CSS LLC relate to approximately USD 70 million of RMBS and which has a trial scheduled to begin in October 2017; on December 16, 2016, the US District Court for the Western District of Wisconsin dismissed in part the action brought against CSS LLC, reducing the RMBS at issue for CSS LLC from approximately USD 70 million to approximately USD 62 million; (ii) one action brought by Deutsche Zentral-Genossenschaftsbank AG, New York Branch in the SCNY, in which claims against CSS LLC and its affiliates relate to approximately USD 111 million of RMBS; (iii) one action brought by IKB Deutsche Industriebank AG and affiliated entities in the SCNY, in which claims against CSS LLC and its affiliates relate to approximately USD 97 million of RMBS; (iv) one action brought by the National Credit Union Administration Board (NCUA) as liquidating agent of the US Central Federal Credit Union, Western Corporate Federal Credit Union and Southwest Corporate Federal Credit Union in the US District Court for the District of Kansas, in which claims against CSS LLC and its affiliate relate to approximately USD 311 million of RMBS, for which the US District Court for the District of Kansas issued an order on May 27, 2015 vacating its prior partial dismissal of the action, increasing the RMBS at issue for CSS LLC and its affiliates from approximately USD 311 million to USD 715 million and which has a trial scheduled to begin in April 2017; on March 23, 2017, CSS LLC and its affiliate reached an agreement in principle to resolve the action with the NCUA; (v) one action brought by Phoenix Light SF Ltd. and affiliated entities in the SCNY, in which claims against CSS LLC and its affiliates relate to approximately USD 362 million of RMBS, which was dismissed in its entirety on April 16, 2015; on November 17, 2016, the SCNY, Appellate Division, First Department, issued an order reinstating all previously-dismissed claims brought by Phoenix Light SF Ltd. and affiliated entities against CSS LLC and its affiliates; and (vi) one action brought by Royal Park Investments SA/NV in the SCNY, in which claims against CSS LLC and its affiliate relate to approximately USD 360 million of RMBS. These actions are at various procedural stages.
As disclosed in Credit Suisse’s quarterly Financial Reports for 2016, individual investor actions discontinued during the course of 2016 included the following: (i) on April 22, 2016, the SDNY entered judgment without any admission of liability against CSS LLC and its affiliates in favor of the National Credit Union Administration Board, as liquidating agent of the Southwest Corporate Federal Credit Union and Members United Corporate Federal Credit Union, in the amount of USD 50.3 million (plus attorneys’ fees and costs), resolving all claims related to approximately USD 229 million of RMBS at issue; (ii) on June 1, 2016, following a settlement, a stipulation of dismissal with prejudice was filed with the US District Court for the Middle District of Alabama, which was entered by the court on June 8, 2016, discontinuing the action brought by the FDIC as receiver for Colonial Bank relating to approximately USD 34 million of the RMBS at issue (approximately 12% of the USD 283 million at issue against all defendants in the operative pleading); (iii) on June 8, 2016, following a settlement, the US Court of Appeals for the Ninth Circuit, presiding in the appeal of the action brought by the FDIC as receiver for Colonial Bank in the US District Court for the Central District of California (CDC), granted the stipulation withdrawing the FDIC’s appeal of the CDC’s dismissal with prejudice of all claims against CSS LLC relating to approximately USD 12 million of the RMBS at issue (approximately 5% of the USD 259 million at issue against all defendants in the operative pleading); thus the entire action is dismissed with prejudice; and (iv) on July 28, 2016, following a settlement, the Texas state court presiding in the action brought by the Texas County and District Retirement System dismissed with prejudice all claims against CSS LLC; these claims related to an unstated amount of the RMBS at issue.
In addition, on January 27 and January 30, 2017, following a settlement, the California state court presiding over the actions brought by the Federal Home Loan Bank of San Francisco dismissed with prejudice all claims against CSS LLC and its affiliates, in which claims against CSS LLC and its affiliates related to approximately USD 1.6 billion (approximately 17% of the USD 9.5 billion at issue against all defendants in the operative pleadings, reduced to reflect dismissal of actions relating to certain certificates).
Monoline insurer disputes
CSS LLC and certain of its affiliates are defendants in one monoline insurer action pending in the SCNY, commenced by MBIA Insurance Corp. (MBIA) as guarantor for payments of principal and interest related to approximately USD 770 million of RMBS issued in offerings sponsored by Credit Suisse. One theory of liability advanced by MBIA is that an affiliate of CSS LLC must repurchase certain mortgage loans from the trusts at issue. MBIA claims that the vast majority of the underlying mortgage loans breach certain representations and warranties, and that the affiliate has failed to repurchase the allegedly defective loans. In addition, MBIA alleges claims for fraud, fraudulent inducement, material misrepresentations, breaches of warranties, repurchase obligations, and reimbursement. MBIA submitted repurchase demands for loans with an original principal balance of approximately USD 549 million. Discovery is complete, and the parties argued their respective summary judgment motions in November 2016, which remain pending.
Repurchase litigations
DLJ Mortgage Capital, Inc. (DLJ) is a defendant in: (i) one action brought by Asset Backed Securities Corporation Home Equity Loan Trust, Series 2006-HE7, in which plaintiff alleges damages of not less than USD 341 million, which was dismissed without prejudice by order of the SCNY on March 24, 2015, which order was appealed, and which action was re-filed on September 17, 2015 (stayed against DLJ pending resolution of all pending appeals); (ii) one action brought by Home Equity Asset Trust, Series 2006-8, in which plaintiff alleges damages of not less than USD 436 million; (iii) one action brought by Home Equity Asset Trust 2007-1, in which plaintiff alleges damages of not less than USD 420 million; (iv) one action brought by Home Equity Asset Trust Series 2007-3, in which plaintiff alleges damages of not less than USD 206 million, which was dismissed without prejudice by order of the SCNY on December 21, 2015 with leave to restore within one year and which plaintiff moved to restore on December 20, 2016, which the court granted on March 15, 2017 by restoring the case to active status; (v) one action brought by Home Equity Asset Trust 2007-2, in which plaintiff alleges damages of not less than USD 495 million; and (vi) one action brought by CSMC Asset-Backed Trust 2007-NC1, in which no damages amount is alleged. DLJ and its affiliate, Select Portfolio Servicing, Inc. (SPS), are defendants in: one action brought by Home Equity Mortgage Trust Series 2006-1, Home Equity Mortgage Trust Series 2006-3 and Home Equity Mortgage Trust Series 2006-4, in which plaintiffs allege damages of not less than USD 730 million, and allege that SPS obstructed the investigation into the full extent of the defects in the mortgage pools by refusing to afford the trustee reasonable access to certain origination files; and one action brought by Home Equity Mortgage Trust Series 2006-5, in which plaintiff alleges damages of not less than USD 500 million, and alleges that SPS likely discovered DLJ’s alleged breaches of representations and warranties but did not notify the trustee of such breaches, in alleged violation of its contractual obligations. These actions are brought in the SCNY and are at early or intermediate procedural points.
As disclosed in Credit Suisse’s fourth quarter Financial Report of 2013, the following repurchase actions were dismissed with prejudice in 2013: the three consolidated actions brought by Home Equity Asset Trust 2006-5, Home Equity Asset Trust 2006-6 and Home Equity Asset Trust 2006-7 against DLJ. Those dismissals are on appeal.
Refco-related litigation
In March 2008, CSS LLC was named, along with other financial services firms, accountants, lawyers, officers, directors and controlling persons, as a defendant in an action filed in New York state court (later removed to the SDNY) by the Joint Official Liquidators of various SPhinX Funds and the trustee of the SphinX Trust, which holds claims that belonged to PlusFunds Group, Inc. (PlusFunds), the investment manager for the SPhinX Funds. The operative amended complaint asserted claims against CSS LLC for aiding and abetting breaches of fiduciary duty and aiding and abetting fraud by Refco’s insiders in connection with Refco’s August 2004 notes offering and August 2005 initial public offering. Plaintiffs sought to recover from defendants more than USD 800 million, consisting of USD 263 million that the SphinX Managed Futures Fund, a SPhinX fund, had on deposit and lost at Refco, several hundred million dollars in alleged additional “lost enterprise” damages of PlusFunds, and pre-judgment interest. In November 2008, CSS LLC filed a motion to dismiss the amended complaint. In February 2012, the court granted in part and denied in part the motion to dismiss, which left intact part of plaintiffs’ claim for aiding and abetting fraud. In August 2012, CSS LLC filed a motion for summary judgment with respect to the remaining part of plaintiffs’ aiding and abetting fraud claim. In December 2012, the court granted the motion, thus dismissing CSS LLC from the case. The court entered a final judgment dismissing the claims against CSS LLC on August 16, 2014 and, on September 16, 2014, plaintiffs appealed to the Second Circuit. On June 15, 2016, following a settlement, the Second Circuit granted a stipulation withdrawing the appeal. Thus, the entire action against CSS LLC is dismissed with prejudice.
Bank loan litigation
On January 3, 2010, the Bank and other affiliates were named as defendants in a lawsuit filed in the US District Court for the District of Idaho by current or former homeowners in four real estate developments, Tamarack Resort, Yellowstone Club, Lake Las Vegas and Ginn Sur Mer. The Bank arranged, and was the agent bank for, syndicated loans provided to borrowers affiliated with all four developments, and who have been or are now in bankruptcy or foreclosure. Plaintiffs generally allege that the Bank and other affiliates committed fraud by using an unaccepted appraisal method to overvalue the properties with the intention of having the borrowers take out loans they could not repay because it would allow the Bank and other affiliates to later push the borrowers into bankruptcy and take ownership of the properties. Plaintiffs demanded USD 24 billion in damages. Cushman & Wakefield, the appraiser for the properties at issue, is also named as a defendant. After the filing of amended complaints and motions to dismiss, the claims were significantly reduced. On September 24, 2013, the court denied the plaintiffs’ motion for class certification so the case cannot proceed as a class action. On February 5, 2015, the court granted plaintiffs’ motion for leave to file an amended complaint, adding additional individual plaintiffs. On April 13, 2015, the court granted plaintiffs’ motion for leave to add a claim for punitive damages. On November 20, 2015, the plaintiffs moved for partial summary judgment, which the defendants opposed on December 14, 2015. On December 18, 2015, the defendants filed motions for summary judgment. On July 27, 2016, the US District Court for the District of Idaho granted the defendants’ motions for summary judgment, dismissing the case with prejudice. The plaintiffs are appealing.
The Bank and other affiliates are also the subject of certain other related litigation regarding certain of these loans as well as other similar real estate developments. Such litigation includes two cases brought in Texas and New York state courts against Bank affiliates by entities related to Highland Capital Management LP (Highland). In the case in Texas state court, a jury trial was held in December 2014 on Highland’s claim for fraudulent inducement by affirmative misrepresentation and omission. A verdict was issued for the plaintiff on its claim for fraudulent inducement by affirmative misrepresentation, but the jury rejected its claim that the Bank’s affiliates had committed fraudulent inducement by omission. The Texas judge held a bench trial on Highland’s remaining claims in May and June 2015, and entered judgment in the amount of USD 287 million (including prejudgment interest) for the plaintiff on September 4, 2015. Both parties filed notices of appeal from that judgment and briefing was completed on March 10, 2017. In the case in New York state court, the court granted in part and denied in part the Bank’s summary judgment motion. Both parties appealed that decision, but the appellate court affirmed the decision in full. Bank affiliates separately sued Highland-managed funds on related trades and received a favorable judgment awarding both principal owed and prejudgment interest. Highland appealed the portion of the judgment awarding prejudgment interest, however the original decision was affirmed in its entirety. The parties subsequently agreed to settle the amount owed by the Highland-managed funds under the judgment.
Tax and securities law matters
On May 19, 2014, Credit Suisse AG entered into settlement agreements with several US regulators regarding its US cross-border matters, including the New York State Department of Financial Services (DFS). As part of the settlement, Credit Suisse AG, among other things, engaged an independent corporate monitor that reports to the DFS (a separate position from the independent consultant agreed to in the settlement with the SEC) and provides ongoing reports to various agencies. Credit Suisse AG is paying for the cost of the monitor.
Rates-related matters
Regulatory authorities in a number of jurisdictions, including the US, UK, EU and Switzerland, have for an extended period of time been conducting investigations into the setting of LIBOR and other reference rates with respect to a number of currencies, as well as the pricing of certain related derivatives. These ongoing investigations have included information requests from regulators regarding LIBOR-setting practices and reviews of the activities of various financial institutions, including the Group. The Group, which is a member of three LIBOR rate-setting panels (US Dollar LIBOR, Swiss Franc LIBOR and Euro LIBOR), is cooperating fully with these investigations. In particular, it has been reported that regulators are investigating whether financial institutions engaged in an effort to manipulate LIBOR, either individually or in concert with other institutions, in order to improve market perception of these institutions’ financial health and/or to increase the value of their proprietary trading positions. In response to regulatory inquiries, Credit Suisse commissioned a review of these issues. To date, Credit Suisse has seen no evidence to suggest that it is likely to have any material exposure in connection with these issues.
The reference rates investigations have also included information requests from regulators regarding trading activities, information sharing and the setting of benchmark rates in the foreign exchange (including electronic trading), supranational, sub-sovereign and agency (SSA) bonds, and commodities (including precious metals) markets. On March 31, 2014, the Swiss Competition Commission announced a formal investigation of numerous Swiss and international financial institutions, including the Group, in relation to the setting of exchange rates in foreign exchange trading. The Group is cooperating fully with these investigations. The investigations are ongoing and it is too soon to predict the final outcome of the investigations.
In addition, members of the US Dollar LIBOR panel, including Credit Suisse, have been named in various civil lawsuits filed in the US. All but two of these matters have been consolidated for pre-trial purposes into a multi-district litigation in the SDNY. On March 29, 2013, the court dismissed a substantial portion of the case against the panel banks, dismissing the claims under the Racketeer Influenced and Corrupt Organizations Act and the Sherman Antitrust Act, as well as all state law claims, leaving only certain claims under the Commodity Exchange Act based on LIBOR-related instruments entered into after May 30, 2008 (extended to after April 14, 2009 in a subsequent order). Plaintiffs appealed part of the decision. On May 23, 2016, the Second Circuit reversed the decision of the SDNY dismissing plaintiffs’ Sherman Antitrust Act claims and remanded the claims to the SDNY for additional briefing on the issue of whether such claims have been adequately alleged. Briefing was completed in August 2016 and, in a series of rulings between December 2016 and February 2017, the SDNY dismissed all of plaintiffs’ antitrust claims against Credit Suisse. Between April 2013 and November 2015, the SDNY has issued a number of decisions narrowing and defining the scope of the permissible claimants and claims. On August 23, 2013, the SDNY rejected plaintiffs’ requests to replead the dismissed causes of action, except for certain of plaintiffs’ state law claims, which plaintiffs asserted in amended complaints. In June 2014, the SDNY denied most of defendants’ motion to dismiss. On August 4, 2015, the SDNY ruled on certain of defendants’ additional motions to dismiss claims brought by plaintiffs not subject to the March 29, 2013 order, and dismissed some of these plaintiffs’ claims, including claims under the Racketeer Influenced and Corrupt Organizations Act and the Sherman Antitrust Act, while allowing certain Commodity Exchange Act claims, fraud, breach of contract, and unjust enrichment claims to survive. On November 3, 2015, the SDNY further dismissed purported classes brought by student loan borrowers and lending institutions and allowed certain over-the-counter plaintiffs to amend their complaints to add new plaintiffs to certain claims.
One matter that is not consolidated in the multi district litigation is also in the SDNY, and the SDNY granted the defendants’ motion to dismiss on March 31, 2015, but gave plaintiff leave to file a new pleading. On June 1, 2015, plaintiff filed a motion for leave to file a second amended complaint in the SDNY; defendants’ opposition brief was filed on July 15, 2015. Furthermore, in February 2015, various banks that served on the Swiss franc LIBOR panel, including Credit Suisse Group AG, were named in a civil putative class action lawsuit filed in the SDNY, alleging manipulation of Swiss franc LIBOR to benefit defendants’ trading positions. On June 19, 2015, the plaintiffs filed an amended complaint. On August 18, 2015, the defendants filed motions to dismiss.
Moreover, in July 2016, various banks that served on the Singapore Interbank Offered Rate (SIBOR) and Singapore Swap Offer Rate (SOR) panels, including Credit Suisse Group AG and affiliates, were named in a civil putative class action lawsuit filed in the SDNY, alleging manipulation of SIBOR and SOR to benefit defendants’ trading positions. On October 31, 2016, the plaintiffs filed an amended complaint. On November 18, 2016, defendants filed motions to dismiss.
Additionally, Credit Suisse Group AG and affiliates as well as other financial institutions are named in three pending civil class action lawsuits in the SDNY relating to the alleged manipulation of foreign exchange rates. On January 28, 2015, the court denied defendants’ motion to dismiss the original consolidated complaint brought by US-based investors and foreign plaintiffs who transacted in the US, but granted their motion to dismiss the two class actions brought by foreign-based investors. In July 2015, plaintiffs filed a second consolidated amended complaint, adding additional defendants and asserting additional claims on behalf of a second putative class of exchange investors. In August 2015, the court consolidated all foreign exchange-related actions pending in the SDNY, except one putative class action alleging violations of the US Employee Retirement Income Security Act of 1974 (ERISA) based on the same alleged conduct, which is now pending as a separate action. In November 2015, the Group and affiliates, together with other financial institutions, filed a motion to dismiss the second consolidated amended complaint. On September 20, 2016, the SDNY granted in part and denied in part such motion to dismiss. The decision reduced the size of the putative class, but allowed the primary antitrust and Commodity Exchange Act claims to survive. The Group and several affiliates, with other financial institutions, have also been named in two Canadian putative class actions, which make similar allegations. On May 19, 2016, affiliates of Credit Suisse Group AG, along with several other financial institutions, filed a motion to dismiss the putative ERISA class action, which the SDNY granted on August 23, 2016. On September 22, 2016, plaintiffs filed an appeal of that decision. The third pending matter names Credit Suisse Group AG and affiliates, as well as other financial institutions, in a putative class action filed in the SDNY on September 26, 2016, alleging manipulation of the foreign exchange market on behalf of indirect purchasers of foreign exchange instruments. Defendants moved to dismiss the indirect purchaser complaint on January 23, 2017.
Credit Suisse AG, New York Branch, and other financial institutions have also been named in a pending consolidated civil class action lawsuit relating to the alleged manipulation of the ISDAFIX rate for US dollars in the SDNY. On February 12, 2015, the class plaintiffs filed a consolidated amended class action complaint. On April 13, 2015, the defendants filed a motion to dismiss. On April 11, 2016, Credit Suisse AG, New York Branch entered into a settlement agreement with plaintiffs. On May 3, 2016, plaintiffs filed a motion for preliminary approval of the settlement, along with settlements with other financial institutions. On May 11, 2016, the SDNY preliminarily approved plaintiffs’ settlement agreements with Credit Suisse AG, New York Branch, and six other financial institutions. The settlement provides for dismissal of the case with prejudice and a settlement payment of USD 50 million by Credit Suisse. The settlements remain subject to final court approval.
CSS LLC, along with over 20 other primary dealers of US treasury securities, has been named in a number of putative civil class action complaints in the US relating to the US treasury markets. These complaints generally allege that defendants colluded to manipulate US treasury auctions, as well as the pricing of US treasury securities in the when-issued market, with impacts upon related futures and options. These actions have been consolidated into a multi-district litigation in the SDNY. Plaintiffs have not yet filed a consolidated amended complaint.
Credit Suisse Group AG and affiliates, along with other financial institutions, have been named in one consolidated putative civil class action complaint and one consolidated complaint filed by individual plaintiffs relating to interest rate swaps, alleging that dealer defendants conspired with trading platforms to prevent the development of interest rate swap exchanges. The individual lawsuits were brought by TeraExchange LLC, a swap execution facility, and affiliates, and Javelin Capital Markets LLC, a swap execution facility, and an affiliate, which claim to have suffered lost profits as a result of defendants’ alleged conspiracy. All interest rate swap actions have been consolidated in a multi-district litigation in the SDNY. Both class and individual plaintiffs filed second amended consolidated complaints on December 9, 2016, which defendants moved to dismiss on January 20, 2017.
Additionally, Credit Suisse Group AG and affiliates, along with other financial institutions and individuals, have been named in several putative class action complaints filed in the SDNY relating to SSA bonds. The complaints generally allege that defendants conspired to fix the prices of SSA bonds sold to and purchased from investors in the secondary market. These actions have been consolidated in the SDNY. Plaintiffs have not yet filed a consolidated amended complaint.
On August 16, 2016, Credit Suisse Group AG and Credit Suisse AG, along with other financial institutions, were named in a putative class action brought in the SDNY, alleging manipulation of the Australian Bank Bill Swap reference rate. Plaintiffs filed an amended complaint on December 16, 2016, which defendants moved to dismiss on February 24, 2017.
CDS-related matters
Certain Credit Suisse entities, as well as other banks and entities, were named defendants in a consolidated multi-district civil litigation proceeding in the SDNY alleging violations of antitrust law related to CDS. In September 2014, the court overseeing the litigation granted in part and denied in part the defendants’ motion to dismiss, which allowed the case to proceed to discovery. On September 30, 2015, Credit Suisse and the other defendants executed agreements with the putative class action plaintiffs to settle this litigation. On April 18, 2016, the SDNY entered an order granting final approval to the settlement agreements between the putative class action plaintiffs and Credit Suisse and the other defendants, and entering final judgment and dismissal of the parties’ respective actions.
As previously disclosed, a Credit Suisse entity received civil investigative demands from the DOJ relating to competition in credit derivatives trading, processing, clearing and information services. By a letter dated September 15, 2016, the DOJ notified Credit Suisse that it has closed its investigation.
Net new assets-related matters
On October 5, 2016, the SEC announced a settlement pursuant to which Credit Suisse agreed to pay USD 90 million and admitted that it did not adequately disclose certain practices related to the recognition of net new assets during the period from the fourth quarter of 2011 until the fourth quarter of 2012.
Alternative trading systems
Credit Suisse has been responding to inquiries from various governmental and regulatory authorities concerning the operation of its alternative trading systems, and has been cooperating with those requests. On January 31, 2016 and February 1, 2016, the SEC and NYAG, respectively, announced settlements with Credit Suisse in three such inquiries. Credit Suisse has paid, on a without admitting-or-denying basis, a total of USD 84.3 million as part of a settlement of various matters related to the operation of its US based alternative trading systems and order handling practices, and related disclosures.
Caspian Energy litigation
A lawsuit was brought against Credit Suisse International (CSI) in English court by Rosserlane Consultants Limited and Swinbrook Developments Limited. The litigation relates to the forced sale by CSI in 2008 of Caspian Energy Group LP (CEG), the vehicle through which the plaintiffs held a 51% stake in the Kyurovdag oil and gas field in Azerbaijan. CEG was sold for USD 245 million following two unsuccessful merger and acquisition processes. The plaintiffs allege that CEG should have been sold for at least USD 700 million. The trial took place at the end of 2014 and on February 20, 2015, the case was dismissed and judgment given in favor of CSI. The plaintiffs appealed the judgment. In January 2017, the Court of Appeal ruled in CSI’s favor.
ATA litigation
A lawsuit was filed on November 10, 2014 in the US District Court for the Eastern District of New York (EDNY) against a number of banks, including Credit Suisse AG, alleging claims under the United States Anti-Terrorism Act (ATA). The action alleges a conspiracy between Iran and various international financial institutions, including the defendants, in which they agreed to alter, falsify or omit information from payment messages that involved Iranian parties for the express purpose of concealing the Iranian parties’ financial activities and transactions from detection by US authorities. The complaint, brought by approximately 200 plaintiffs, alleges that this conspiracy has made it possible for Iran to transfer funds to Hezbollah and other terrorist organizations actively engaged in harming US military personnel and civilians. On July 12, 2016, plaintiffs filed a second amended complaint in the EDNY against a number of banks, including Credit Suisse AG, alleging claims under the ATA. On September 14, 2016, Credit Suisse AG and the other defendants filed motions to dismiss the plaintiffs’ second amended complaint in the EDNY. A lawsuit was filed on November 2, 2016 in the US District Court for the Southern District of Illinois (S.D. Ill.) against a number of banks, including Credit Suisse AG, alleging claims under the ATA. The complaint, brought by approximately 100 plaintiffs, makes allegations similar to the ATA action pending against Credit Suisse AG in the EDNY. On January 23, 2017, plaintiffs filed an amended complaint against the defendants in the S.D. Ill.
MPS
In late 2014, the Monte dei Paschi di Siena Foundation (Foundation) filed a lawsuit in the Civil Court of Milan, Italy seeking EUR 3 billion in damages jointly from Credit Suisse Securities (Europe) Limited (CSSEL), Banca Leonardo & Co S.p.A. and former members of the Foundation’s management committee. The lawsuit relates to the fairness opinions CSSEL and Banca Leonardo & Co S.p.A. delivered to the Foundation in connection with the EUR 9 billion acquisition of Banca Antonveneta S.p.A. by Banca Monte dei Paschi di Siena S.p.A. (BMPS) in 2008. BMPS funded the acquisition by a EUR 5 billion rights offer and the issuance of unredeemable securities convertible into BMPS shares, in which the Foundation invested EUR 2.9 billion and EUR 490 million, respectively. The Foundation alleges that the fairness opinions were issued in the absence of key financial information. CSSEL believes that the claim lacks merit and is not supported by the available evidence.
Icelandic banks
CSSEL is defending clawback claims of USD 16 million and EUR 22 million brought by the Winding Up Committees (WUCs) of the Icelandic banks Kaupthing Bank hf and LBI hf (previously Landsbanki Islands hf) in the District Court of Reykjavik, Iceland. The claims concern the buyback by the Icelandic banks of their own bonds from CSSEL in the months prior to the Icelandic banks’ insolvency. The primary basis for the clawback is that the buybacks constituted early repayments of debt to CSSEL. In addition, CSI is defending a EUR 170 million clawback claim brought by the WUC of Kaupthing Bank hf in the District Court of Reykjavik, Iceland. The claim relates to CSI’s issuance of ten credit linked notes in 2008, which the WUC is seeking to challenge under various provisions of Icelandic insolvency law in order to claw back funds paid to CSI. The WUCs are also claiming significant penalty interest under Icelandic law in respect of both the CSSEL and CSI claims. CSSEL argues that the buyback transactions are governed by English or New York law and CSI argues that the purchase of the credit linked notes is governed by English law, neither of which provides a legal basis for such clawback actions. In October 2014, the Court of the European Free Trade Association States issued a non-binding decision supporting CSI’s and CSSEL’s position that the governing law of the transactions is relevant. Separately, CSI is pursuing a claim for USD 226 million in the District Court of Reykjavik, Iceland against Kaupthing Bank hf’s WUC in order to enforce certain security rights arising under a 2007 structured trade. CSI acquired the security rights following Kaupthing Bank hf’s insolvency in 2008. In December 2016, CSSEL, CSI and Kaupthing ehf (formerly Kaupthing Bank hf) entered into a settlement agreement and the Kaupthing related proceedings have now been concluded.
Italian Investigation
Credit Suisse AG resolved a previously-disclosed Italian investigation into alleged tax and money laundering issues through agreements to pay an administrative tax penalty and an administrative sanction. The premise of the alleged tax liability was failure to make required disclosures regarding the activities of Italian clients, and Credit Suisse AG agreed to pay a EUR 18 million administrative tax penalty to resolve these claims. As discussed in “Note 28 – Tax”, Credit Suisse AG also made a tax payment of EUR 83 million, comprising EUR 70 million of income tax, associated penalties and interest, on revenue associated with this matter, and EUR 13 million relating to tax and interest on an unrelated Italian tax matter. The premise of the alleged administrative liability was the inadequacy of historical internal controls, and Credit Suisse AG entered an agreement under Article 63 of Italian Administrative Law 231 to pay EUR 8 million in disgorgement of profits and a EUR 1 million administrative sanction. On December 14, 2016, the competent Italian judge approved this agreement under Law 231, which marked the end of the investigation by the Italian authorities. No admission of wrongdoing was required in connection with either agreement.
Customer account matters
Several clients have claimed that a former relationship manager in Switzerland had exceeded his investment authority in the management of their portfolios, resulting in excessive concentrations of certain exposures and investment losses. Credit Suisse AG is investigating the claims, as well as transactions among the clients. Credit Suisse AG filed a criminal complaint against the former relationship manager with the Geneva Prosecutor’s Office upon which the prosecutor initiated a criminal investigation. Several clients of the former relationship manager also filed criminal complaints with the Geneva Prosecutor’s Office.
FIFA-related matters
In connection with investigations by US and Swiss government authorities into the involvement of financial institutions in the alleged bribery and corruption surrounding the Fédération Internationale de Football Association (FIFA), Credit Suisse has received inquiries from these authorities regarding its banking relationships with certain individuals and entities associated with FIFA, including but not limited to certain persons and entities named and/or described in the May 20, 2015 indictment and the November 25, 2015 superseding indictment filed by the Eastern District of New York US Attorney’s Office. The US and Swiss authorities are investigating whether multiple financial institutions, including Credit Suisse, permitted the processing of suspicious or otherwise improper transactions, or failed to observe anti-money laundering laws and regulations, with respect to the accounts of certain persons and entities associated with FIFA. Credit Suisse is cooperating with the authorities on this matter.
External Asset Manager matter
Several clients have claimed that an external asset manager based in Geneva misappropriated funds, forged bank statements, transferred assets between client accounts at Credit Suisse as custodian to conceal losses and made investments without the authorization of those clients. Credit Suisse is investigating the claims. The Geneva Prosecutor’s Office initiated a criminal investigation against representatives of the external asset manager and a former Credit Suisse employee.
Mossack Fonseca/Israel Desk matters
Credit Suisse, along with many financial institutions, has received inquiries from governmental and regulatory authorities concerning banking relationships between financial institutions, their clients and the Panama-based law firm of Mossack Fonseca. Credit Suisse has also received governmental and regulatory inquiries concerning cross-border services provided by Credit Suisse’s Switzerland-based Israel Desk. Credit Suisse is conducting a review of these issues and has been cooperating with the authorities.
Mozambique matter
Credit Suisse is responding to requests from regulatory and enforcement authorities related to Credit Suisse’s arrangement of loan financing to Mozambique state enterprises, Proindicus S.A. and Empresa Mocambiacana de Atum S.A. (EMATUM), a distribution to private investors of loan participation notes (LPN) related to the EMATUM financing in September 2013, and Credit Suisse’s subsequent role in arranging the exchange of those LPNs for Eurobonds issued by the Republic of Mozambique. Credit Suisse has been cooperating with the authorities on this matter.

Bank
Litigation	38 Litigation > Refer to “Note 39 – Litigation” in V – Consolidated financial statements – Credit Suisse Group for further information.